Changing in the capital from non-controlling interest shareholder (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / ADS	Dec. 31, 2025 CNY (¥) $ / ADS	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
JD Industry
Class of Stock [Line Items]
Total amount received by issuance of the non-redeemable preferred preference shares | $						$ 545
Proceeds from Issuance Initial Public Offering	¥ 2,555
Percentage of Issued Share Capital	7.86%
Dada
Class of Stock [Line Items]
Reduction of non-controlling interests		¥ 1,116
Dada | Ordinary shares | Merger Agreement
Class of Stock [Line Items]
Business Combination, Price Per Share | $ / shares			$ 0.5
Kuayue Express Group Co
Class of Stock [Line Items]
Reduction of non-controlling interests		¥ 1,728
Ownership percentage	90.00%	90.00%
Consideration payable for Purchase of the non-controlling interests in Kuayue	¥ 4,339	¥ 4,339		¥ 6,484
Kuayue Express Group Co | JD Logistics Acquisition
Class of Stock [Line Items]
Non controlling interest ownership percentage				36.43%
Subsidiary, Ownership Percentage, Parent				63.57%
Initial cash payment		¥ 2,145
Series B Preferred Shares | JD Industry
Class of Stock [Line Items]
Total amount received by issuance of the non-redeemable preferred preference shares | $						$ 210
Issuance non controlling interest					¥ 431
Additional Paid in Capital, Preferred Stock					¥ 1,031
American Depositary Share | Ordinary shares | Merger Agreement
Class of Stock [Line Items]
Business Combination, Price Per Share | $ / ADS	2	2